Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Aipu Group
Total Purchase Price Consideration

To expand the reach of the Company’s data transmission network into regional last-mile access networks, further strengthening its position as a leading integrated internet infrastructure services provider in China, on May 31, 2014, the Company acquired from third party selling shareholders (the “Selling Shareholder”) the controlling interest represented by 50% equity interests plus one share of Aipu Group, one of the largest regional internet service providers in Southwest China, for a total purchase consideration of RMB748,971, as follow:

RMB
Cash consideration (i)	700,000
Contingent consideration in cash (ii) *	48,971

Total fair value of purchase price consideration	748,971

*	The Company determined the fair value of the contingent consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

i.	RMB700,000 of the above cash consideration was paid in 2014.

ii.	The contingent consideration in cash was determined based on the achievement by Aipu Group of certain revenue and net profit targets as well as certain operational performance targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016. The Company determined the fair value of the contingent cash consideration as of the acquisition date and at the end of 2014 and 2015 with the assistance of an independent third party valuation firm based on the Company’s assessment of whether Aipu Group will meet the aforementioned contractually stipulated targets. The outstanding contingent consideration amount was recorded in the “Amount due to related parties” balance within the Company’s consolidated balance sheets (Note 24).

Dermot Entities
Total Purchase Price Consideration

As part of the Company’s business strategy to expand into the Virtual Private Network (“VPN”) market, the Group acquired 100% equity interests in the Dermot Entities from a third party selling shareholder, on August 10, 2014 for a total purchase consideration of RMB953,567.

RMB
Cash consideration (i)	598,500
Contingent ordinary shares issuance * (ii) (iii)	355,067

Total fair value of purchase price consideration	953,567

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

i.	RMB 598,500 of the above cash consideration was paid in 2014.

ii.	The contingent consideration in shares are determined based on the achievement by Dermot Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2014 and 2015 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Dermot Entities will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal year 2015 has been recorded in the “Amount due to related parties” balance within the Company’s consolidated balance sheets.

iii.	As the contingent consideration in shares is predominately derived from a financial performance parameter other than the fair value of the issuer’s shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The contingent consideration related to fiscal year 2014 has been resolved and remeasured in April 2015, with its fair value of RMB210,000 reclassified to additional paid in capital. The Company subsequently issued 1,923,556 ADS in April 2015 in relation to this.

Other acquisitions
Total Purchase Price Consideration

As part of the Company’s business strategy to expand the existing hosting service, the Company completed other several non-significant acquisitions in 2014. The aggregate consideration for the three acquisitions is RMB 64,232, as follow:

RMB
Cash consideration (i)	49,554
Contingent consideration in cash * (ii)	7,339
Contingent ordinary shares issuance * (ii) (iii)	7,339

Total fair value of purchase price consideration	64,232

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

i.	RMB49,554 of the above cash consideration was paid in 2014.

ii.	The contingent consideration in both cash and shares are determined based on the achievement by Guangdong Tianying Information Technology Co., Ltd. (“GD Tianying”) of certain financial and operational targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether GD Tianying will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2016 has been recorded in the “Amount due to related parties” balance within the Company’s Consolidated Balance Sheets

iii.	As the contingent consideration of GD Tianying in shares is predominately derived from a financial and operational performance parameter other than the fair value of the issuer’s shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The contingent consideration related to fiscal year 2014 has been resolved and remeasured in September 2015, with its fair value of RMB4,543 reclassified to additional paid in capital. The Company subsequently issued 225,262 Shares in September 2015 for the contingent consideration related to GD Tianying’s 2014 performance.